INVENTORY (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials consisting of purchased parts, components and work in process	$ 2,461,000	$ 0
Finished goods	455,000	0
Total Inventory	$ 2,916,000	$ 0